CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net income (loss)	$ 10,831	$ (77,761)	$ (54,727)	$ (66,944)	$ (137,021)	$ (143,981)	$ (126,190)	$ (198,708)	$ (242,162)	$ (263,930)
Other comprehensive income (loss):
Interest rate swaps, net of $0 tax in all periods	(1,061)	(3,845)	724	1,725	(5,791)	5,223	(6,852)	5,947	2,537	1,107
Defined benefit pension plans, net of tax (benefit) provision of ($91) and $430, respectively									(17)	881
Actuarial gain (loss)	19	(8)	19	0	(8)	0	49	57
Foreign currency translation adjustments	(3,682)	(8)	(3,170)	(7,229)	(1,832)	(4,191)	(5,514)	(7,361)	(11,146)	15,466
Total other comprehensive income (loss), net of tax	(4,724)	(3,861)	(2,427)	(5,504)	(7,631)	1,032	(12,317)	(1,357)	(8,626)	17,454
Comprehensive income (loss)	$ 6,107	$ (81,622)	$ (57,154)	$ (72,448)	$ (144,652)	$ (142,949)	$ (138,507)	$ (200,065)	$ (250,788)	$ (246,476)